Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
ATAC Credit Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC Credit Rotation ETF
Class Name	ATAC Credit Rotation ETF
Trading Symbol	JOJO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/jojo. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-282-2386
Additional Information Website	www.atacfunds.com/jojo
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal period, the Fund generated a total return of 7.60% (NAV). This compares to the 3.03% total return of the ATAC Credit-On/Credit-Off Index (the index whose credit-on/credit-off signals the Fund follows) and the 3.14% total return of the benchmark Bloomberg U.S. Aggregate Bond Index for the same period. During the reporting period, global financial markets were significantly influenced by moderating inflation and shifting expectations around interest rates, with stocks and credit markets rallying on growing confidence that slowing price pressures would allow for potential rate cuts heading into 2025.

What factors influenced performance?

Rotations across high yield bond ETFs and Treasuries worked well this year particularly around the tariff volatility of late March. As expectations for a shift in Fed policy took place, long duration Treasuries in particular did well, allowing the fund to benefit.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (7/15/21)
ATAC Credit Rotation ETF	7.60%	-2.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.75%

Performance Inception Date	Jul. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com/jojo for more recent performance information.
Net Assets	$ 6,522,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 49,552
Investment Company, Portfolio Turnover	1141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$6,522
Number of Holdings	4
Net Advisory Fee Paid	$49,552
Portfolio Turnover Rate	1,141%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
iShares iBoxx $ High Yield Corporate Bond ETF (a)	69.7
Xtrackers USD High Yield Corporate Bond ETF (a)	30.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change. TRM is responsible for the selection of the securities purchased and sold by the Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I (the "Trust"), including the Fund.

Material Fund Change Adviser [Text Block]	Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change. TRM is responsible for the selection of the securities purchased and sold by the Fund.
ATAC US Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC US Rotation ETF
Class Name	ATAC US Rotation ETF
Trading Symbol	RORO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-282-2386
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$95	0.98%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC US Rotation ETF generated a total return of –5.93% (NAV) for the one-year period ended October 24, 2025, the date of liquidation. Since inception on November 17, 2020, the Fund achieved an annualized return of –2.90% (NAV). This compares to the 15.88% total return of the S&P 500 Total Return Index over the same one-year period and 14.63% annualized return since the Fund’s inception.

During the reporting period, financial markets were characterized by continued volatility across both equity and fixed income segments. Investor sentiment shifted in response to persistent inflation pressures, fluctuating expectations for Federal Reserve policy, and heightened uncertainty regarding economic growth. These macroeconomic headwinds created challenges for tactical rotation strategies, particularly those designed to move defensively between risk-on and risk-off exposures.

What factors influenced performance?

Performance was primarily influenced by the Fund’s tactical shifts between high yield bond ETFs and Treasury ETFs. During several months in 2025, rotations toward Treasuries in anticipation of rate declines were hindered by stronger-than-expected inflation data, while risk-on allocations to high yield credit underperformed during periods of market retrenchment. This environment limited the effectiveness of the Fund’s rotational signals, leading to negative relative performance versus broader equity benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (11/17/20)
ATAC US Rotation ETF	-5.93%	-2.90%
S&P 500® Total Return Index	15.88%	14.63%

Performance Inception Date	Nov. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com for more recent performance information.
Net Assets	$ 3,493,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 48,104
Investment Company, Portfolio Turnover	1735.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$3,493
Number of Holdings	4
Net Advisory Fee Paid	$48,104
Portfolio Turnover Rate	1,735%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
iShares 10-20 Year Treasury Bond ETF	65.5
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	34.4

Material Fund Change [Text Block]

How has the Fund changed?

Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I (the "Trust"), Including the fund.

On October 3, 2025, the Board of Trustees of the Trust, at the recommendation of Tidal Investments LLC, the Fund's investment adviser, and Tactical Rotation Management, LLC, the Fund's sub-adviser, approved the closure and liquidation of the Fund.

Material Fund Change Adviser [Text Block]	Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change.
ATAC Rotation Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	ATAC Rotation Fund - Investor Class
Trading Symbol	ATACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx/. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-282-2386
Additional Information Website	www.atacfunds.com/atacx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Investor Class	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC Rotation generated a total return of 10.91% (NAV) for the Investor Class, and 11.19% (NAV) for the Institutional Class. This compares to a 15.88% total return for the S&P 500® Index over the same period. Global equity markets were significantly influenced by shifting expectations around inflation and interest rates. Stocks broadly rallied on growing confidence that cooling inflation would allow central banks to pivot toward monetary easing heading into 2025. Indeed, the Federal Reserve cut rates and initiated additional quarter-point rate reductions by mid-2025. Against this backdrop, equities advanced while volatility for the most part remained suppressed, making it difficult to benefit from risk-off sequences.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended August 31, 2025	1 Year	5 Year	10 Year
ATAC Rotation Fund - Investor Class	10.91%	-1.33%	6.41%
S&P 500 Total Return Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	www.atacfunds.com/atacx/
Net Assets	$ 9,900,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 383,984
Investment Company, Portfolio Turnover	1327.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$9,900
Number of Holdings	6
Net Advisory Fee Paid	$383,984
Portfolio Turnover Rate	1,327%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]
Top Issuers	(% of total net assets)
iShares Core S&P Small-Cap ETF(a)	34.7
Schwab US Small-Cap ETF	24.9
Direxion Daily Small Cap Bull 3X Shares	15.0
iShares Russell 2000 ETF	14.9
SPDR Portfolio S&P 600 Small Cap ETF	9.9

Largest Holdings [Text Block]	Sector Breakdown (% of total net assets)
Material Fund Change [Text Block]

How has the Fund changed?

On July 14, 2025, the Predecessor Fund reorganized into the Fund. The performance figures for Institutional Class and Investor Class shares of the Fund for periods prior to the Reorganization reflect the historical performance of the Institutional Class and Investor Class shares, respectively, of the Predecessor Fund. The Fund assumed the assets and liabilities of the Predecessor Fund.

The Fund has the same investment objective and principal investment strategies as the Predecessor Fund. The Fund has the same investment adviser as the Predecessor Fund. In connection with the Reorganization, Tactical Rotation Management, LLC began serving as the Fund's investment sub-adviser. The same portfolio managers that manage the Fund previously managed the Predecessor Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator of each series of Tidal Trust I (the "Trust'), including the Fund.

Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization, on May 29th, 2025, the Trust's Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.

ATAC Rotation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	ATAC Rotation Fund - Institutional Class
Trading Symbol	ATCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-282-2386
Additional Information Website	www.atacfunds.com/atacx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Institutional Class	$158	1.50%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC Rotation generated a total return of 10.91% (NAV) for the Investor Class, and 11.19% (NAV) for the Institutional Class. This compares to a 15.88% total return for the S&P 500® Index over the same period. Global equity markets were significantly influenced by shifting expectations around inflation and interest rates. Stocks broadly rallied on growing confidence that cooling inflation would allow central banks to pivot toward monetary easing heading into 2025. Indeed, the Federal Reserve cut rates and initiated additional quarter-point rate reductions by mid-2025. Against this backdrop, equities advanced while volatility for the most part remained suppressed, making it difficult to benefit from risk-off sequences.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	5 Year	Since Inception (3/26/2018)
ATAC Rotation Fund - Institutional Class	11.19%	-1.08%	5.52%
S&P 500 Total Return Index	15.88%	14.74%	14.56%

Performance Inception Date	Mar. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	www.atacfunds.com/atacx/
Net Assets	$ 39,612,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 383,984
Investment Company, Portfolio Turnover	1327.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$39,612
Number of Holdings	6
Net Advisory Fee Paid	$383,984
Portfolio Turnover Rate	1,327%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]
Top Issuers	(% of total net assets)
iShares Core S&P Small-Cap ETF(a)	34.7
Schwab US Small-Cap ETF	24.9
Direxion Daily Small Cap Bull 3X Shares	15.0
iShares Russell 2000 ETF	14.9
SPDR Portfolio S&P 600 Small Cap ETF	9.9

Largest Holdings [Text Block]	Sector Breakdown (% of total net assets)
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization, on May 29th, 2025, the Trust's Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.